Regulatory Matters (Details) - Central Hudson - PSC - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024
General Rate Application
Public Utilities, General Disclosures [Line Items]
Approved ROE		9.00%
Equity component of capital structure		48.00%
General Rate Application | Subsequent Event
Public Utilities, General Disclosures [Line Items]
Approved rate, period	1 year
Approved ROE	9.50%
Equity component of capital structure	48.00%
CIS Implementation
Public Utilities, General Disclosures [Line Items]
Amount of disallowed costs		$ 63
Remaining costs		$ 4